Derivative liability - Non-Current Derivative Liability (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Financial Instruments [Abstract]
Initial recognition	$ 35,797	$ 0
Fair value change	20,907	0
Foreign exchange	250	0
Total	$ 56,954	$ 0